Employees (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Staff Cost, Average Number of Employees and Key Management Compensation

STAFF AND MANAGEMENT COSTS

Staff costs	€ million 2018	€ million 2017	€ million 2016
Wages and salaries	(5,346)	(5,416)	(5,347)
Social security costs	(571)	(613)	(606)
Other pension costs	(439)	(399)	(372)
Share-based compensation costs	(196)	(284)	(198)

	(6,552)	(6,712)	(6,523)

Average number of employees during the year	’000 2018	’000 2017	’000 2016
Asia/AMET/RUB	88	93	95
The Americas	40	41	42
Europe	30	31	32

	158	165	169

Key management compensation	€million 2018	€ million 2017	€ million 2016
Salaries and short-term employee benefits	(40)	(34)	(31)
Post-employment benefits	—	—	(1)
Share-based benefits(a)	(19)	(20)	(17)

	(59)	(54)	(49)
Of which: Executive Directors	(15)	(14)	(13)
Other(b)	(44)	(40)	(36)

Non-Executive Directors’ fees	(2)	(2)	(2)

	(61)	(56)	(51)

(a)	Share-based benefits are shown on a vesting basis.
(b)	Other includes all members of the Unilever Leadership Executive, other than Executive Directors.

Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans

The following table shows the assumptions, weighted by liabilities, used to value principal defined benefit plans (representing approximately 96% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2018		31 December 2017
	Defined	Other post-	Defined	Other post-
	benefit	employment	benefit	employment
	pension plans	benefit plans	pension plans	benefit plans
Discount rate	2.7%	4.8%	2.5%	4.2%
Inflation	2.5%	n/a	2.5%	n/a
Rate of increase in salaries	2.8%	3.0%	2.8%	3.0%
Rate of increase for pensions in payment (where provided)	2.4%	n/a	2.4%	n/a
Rate of increase for pensions in deferment (where provided)	2.6%	n/a	2.6%	n/a
Long-term medical cost inflation	n/a	5.3%	n/a	5.3%

The valuations of other post-employment benefit plans generally assume a higher initial level of medical cost inflation, which falls from 7% to the long-term rate within the next five years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.

For the UK and Netherlands pension plans, representing approximately 68% of all defined benefit pension liabilities, the assumptions used at 31 December 2018 and 2017 were:

	United Kingdom		Netherlands
	2018	2017	2018	2017
Discount rate	2.8%	2.5%	1.8%	1.8%
Inflation	3.2%	3.1%	1.6%	1.7%
Rate of increase in salaries	3.1%	3.0%	2.1%	2.2%
Rate of increase for pensions in payment
(where provided)	3.1%	3.0%	1.6%	1.7%
Rate of increase for pensions in deferment
(where provided)	3.1%	3.0%	1.6%	1.7%

Number of years a current pensioner is expected to live beyond age 65:
Men	22.1	22.1	22.5	22.5
Women	24.0	24.0	24.0	24.3
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.7	22.6	24.4	24.6
Women	25.6	25.6	26.1	26.6

Summary of Charge to Operating Profit

The charge to the income statement comprises:

	Notes	€ million 2018	€ million 2017	€ million 2016
Charged to operating profit:
Defined benefit pension and other benefit plans:
Current service cost		(220)	(245)	(226)
Employee contributions		17	18	17
Special termination benefits		(16)	(4)	(6)
Past service cost including (losses)/gains on curtailments		(41)	23	32
Settlements		—	4	(2)
Defined contribution plans		(179)	(195)	(187)

Total operating cost	4A	(439)	(399)	(372)

Finance income/(cost)	5	(25)	(96)	(94)

Net impact on the income statement (before tax)		(464)	(495)	(466)

Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability

Amounts recognised in the statement of comprehensive income on the remeasurement of the net defined benefit liability.

	€ million 2018	€ million 2017	€ million 2016
Return on plan assets excluding amounts included in net finance income/(cost)	(1,108)	1,475	1,877
Actuarial gains/(losses) arising from changes in demographic assumptions	42	222	(217)
Actuarial gains/(losses) arising from changes in financial assumptions	611	(210)	(2,963)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	18	133	82

Total of defined benefit costs recognised in other comprehensive income	(437)	1,620	(1,221)

Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date

The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2018		€ million 2017
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	20,867	13	22,361	21
Present value of liabilities	(21,288)	(466)	(22,420)	(523)

Pension liability net of assets	(421)	(453)	(59)	(502)

Of which in respect of:
Funded plans in surplus:
Liabilities	(16,182)	—	(17,132)	—
Assets	17,909	1	19,302	3

Pension asset net of liabilities	1,727	1	2,170	3
Funded plans in deficit:
Liabilities	(4,149)	(30)	(4,267)	(35)
Assets	2,958	12	3,059	18

Pension liability net of assets	(1,191)	(18)	(1,208)	(17)
Unfunded plans:
Pension liability	(957)	(436)	(1,021)	(488)

Summary of Movements in Assets

Movements in assets during the year:

The group of plans within “Rest of world” category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.

	UK	Netherlands	Rest of world	€ million 2018 Total	UK	Netherlands	Rest of world	€ million 2017 Total
1 January	11,038	5,357	5,987	22,382	9,963	5,116	6,104	21,183
Employee contributions	—	—	17	17	—	1	17	18
Settlements	—	—	(1)	(1)	—	—	(8)	(8)
Actual return on plan assets (excluding amounts in net finance income/charge)	(459)	(303)	(346)	(1,108)	863	275	337	1,475
Interest income	274	95	182	551	270	91	179	540
Employer contributions	95	14	274	383	778	43	284	1,105
Benefit payments	(472)	(166)	(561)	(1,199)	(457)	(169)	(613)	(1,239)
Currency retranslation	(147)	—	12	(135)	(379)	—	(312)	(691)
Others	—	(1)	(9)	(10)	—	—	(1)	(1)

31 December	10,329	4,996	5,555	20,880	11,038	5,357	5,987	22,382

Summary of Movements in Liabilities

Movements in liabilities during the year:

	UK	Netherlands	Rest of world	€ million 2018 Total	UK	Netherlands	Rest of world	€ million 2017 Total
1 January	(10,255)	(4,913)	(7,775)	(22,943)	(10,981)	(4,877)	(8,498)	(24,356)
Current service cost	(109)	(4)	(107)	(220)	(114)	(6)	(125)	(245)
Employee contributions	—	—	—	—	—	—	—	—
Special termination benefits	—	—	(16)	(16)	—	—	(4)	(4)
Past service costs including (losses)/gains on curtailments	(46)	8	(3)	(41)	5	12	6	23
Settlements	—	—	1	1	—	—	12	12
Interest cost	(254)	(87)	(235)	(576)	(286)	(86)	(264)	(636)
Actuarial gain/(loss) arising from changes in demographic assumptions	—	53	(11)	42	312	(96)	6	222
Actuarial gain/(loss) arising from changes in financial assumptions	351	84	176	611	(189)	—	(21)	(210)
Actuarial gain/(loss) arising from experience adjustments	(45)	37	26	18	144	(37)	26	133
Benefit payments	472	166	561	1,199	457	169	613	1,239
Currency retranslation	147	—	14	161	397	—	474	871
Others	—	(8)	18	10	—	8	—	8

31 December	(9,739)	(4,664)	(7,351)	(21,754)	(10,255)	(4,913)	(7,775)	(22,943)

Summary of Movements in (Deficit)/Surplus

Movements in (deficit)/surplus during the year:

	UK	Netherlands	Rest of world	€ million 2018 Total	UK	Netherlands	Rest of world	€ million 2017 Total
1 January	783	444	(1,788)	(561)	(1,018)	239	(2,394)	(3,173)
Current service cost	(109)	(4)	(107)	(220)	(114)	(6)	(125)	(245)
Employee contributions	—	—	17	17	—	1	17	18
Special termination benefits	—	—	(16)	(16)	—	—	(4)	(4)
Past service costs including (losses)/gains on curtailments	(46)	8	(3)	(41)	5	12	6	23
Settlements	—	—	—	—	—	—	4	4
Actual return on plan assets (excluding amounts in net finance income/charge)	(459)	(303)	(346)	(1,108)	863	275	337	1,475
Interest cost	(254)	(87)	(235)	(576)	(286)	(86)	(264)	(636)
Interest income	274	95	182	551	270	91	179	540
Actuarial gain/(loss) arising from changes in demographic assumptions	—	53	(11)	42	312	(96)	6	222
Actuarial gain/(loss) arising from changes in financial assumptions	351	84	176	611	(189)	—	(21)	(210)
Actuarial gain/(loss) arising from experience adjustments	(45)	37	26	18	144	(37)	26	133
Employer contributions	95	14	274	383	778	43	284	1,105
Benefit payments	—	—	—	—	—	—	—	—
Currency retranslation	—	—	26	26	18	—	162	180
Others	—	(9)	9	—	—	8	(1)	7

31 December	590	332	(1,796)	(874)	783	444	(1,788)	(561)

Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants

The duration of the principal defined benefit plan liabilities (representing 96% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

	UK	Netherlands	Rest of world(a)	2018 Total	UK	Netherlands	Rest of world	2017 Total
Duration (years)	17	18	12	7 to 23	17	19	13	8 to 24
Active members	12%	15%	21%	15%	14%	22%	16%	18%
Deferred members	33%	38%	16%	29%	32%	30%	15%	26%
Retired members	55%	47%	63%	56%	54%	48%	69%	56%

(a)	Rest of world numbers shown are weighted averages by liabilities.

Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits

The fair value of plan assets, which are reported net of fund liabilities that are not employee benefits, at the end of the reporting period for each category are as follows:

The group of plans within “Rest of world” category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.

	€ million				€ million
	31 December 2018				31 December 2017
	UK	Netherlands	Rest of world	2018 Total	UK	Netherlands	Rest of world	2017 Total
Total plan assets	10,329	4,996	5,542	20,867	11,038	5,357	5,966	22,361
Assets
Equities total	3,182	1,594	1,505	6,281	4,538	1,876	1,909	8,323
Europe	731	480	451	1,662	1,093	703	594	2,390
North America	1,723	714	682	3,119	2,320	668	842	3,830
Other	728	400	372	1,500	1,125	505	473	2,103
Fixed income total	4,963	2,595	2,947	10,505	4,210	2,500	2,954	9,664
Government bonds	2,474	769	1,253	4,496	2,162	879	1,376	4,417
Investment grade corporate bonds	984	502	1,167	2,653	1,368	485	1,207	3,060
Other fixed income	1,505	1,324	527	3,356	680	1,136	371	2,187
Private equity	363	82	2	447	401	89	3	493
Property and real estate	852	451	276	1,579	810	411	246	1,467
Hedge funds	663	—	120	783	673	—	297	970
Other	435	293	389	1,117	463	427	274	1,164
Other plans	—	—	312	312	—	—	312	312
Fund liabilities that are not employee benefits
Derivatives	(129)	(19)	(9)	(157)	(57)	54	(29)	(32)

Schedule of Sensitivity of Pension Liabilities to Changes in the Weighted Key Assumptions

The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	-8%	-9%	-7%
Inflation rate	Increase by 0.5%	7%	9%	6%
Life expectancy	Increase by 1 year	4%	4%	4%
Long-term medical cost inflation(b)	Increase by 1.0%	0%	0%	2%

(b)	Long-term medical cost inflation only relates to post-retirement medical plans.

Schedule of Cash Flow in Respect of Pensions and Similar Post-employment Benefits

The table below sets out these amounts:

	€ million	€ million	€ million	€ million
	2019	2018	2017	2016
	Estimate
Company contributions to funded plans:
Defined benefit	230	238	954	355
Defined contributions	185	179	195	187
Benefits paid by the company in respect of unfunded plans:
Defined benefit	150	144	151	157

Group cash flow in respect of pensions and similar benefits	565	561	1,300	699

Schedule of Income Statement Charge

The charge in each of the last three years is shown below, and relates to equity-settled plans:

Income statement charge	€ million 2018	€ million 2017	€ million 2016
Performance share plans	(183)	(273)	(185)
Other plans	(13)	(11)	(13)

	(196)	(284)	(198)

Summary of Status of Performance Share Plans, Related Changes and Share Award Value Information

A summary of the status of the Performance Share Plans as at 31 December 2018, 2017 and 2016 and changes during the years ended on these dates is presented below:

	2018	2017	2016
	Number	Number	Number
	of shares	of shares	of shares
Outstanding at 1 January	13,684,747	14,818,060	15,979,140
Awarded	6,870,882	4,962,345	7,016,274
Vested	(5,854,388)	(4,723,861)	(6,983,053)
Forfeited	(1,066,723)	(1,371,797)	(1,194,301)

Outstanding at 31 December	13,634,518	13,684,747	14,818,060

Share award value information	2018	2017	2016
Fair value per share award during the year	€42.44	€42.59	€35.43